Property, Plant and Equipment, Net - Summary of Changes in Right-of-use Assets Property Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 775,007
Right of use assets Acquisitions	316,235	₩ 72,640
Depreciation	(175,235)	(130,905)
Others	12,294	(8,750)
Ending balance	928,301	775,007
Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	341,767
Right of use assets Acquisitions	18,962	22,850
Depreciation	(16,397)	(11,461)
Others	27,387	(9,729)
Ending balance	371,719	341,767
Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	171,112
Right of use assets Acquisitions	47,374	23,015
Depreciation	(57,593)	(38,853)
Others	10,867	(22,505)
Ending balance	171,760	171,112
Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	215,828
Right of use assets Acquisitions	86,373	14,610
Depreciation	(38,909)	(33,751)
Others	(24,111)	15,092
Ending balance	239,181	215,828
Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	14,105
Right of use assets Acquisitions	6,186	8,735
Depreciation	(9,486)	(10,050)
Others	651	(5,135)
Ending balance	11,456	14,105
Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	8,113
Right of use assets Acquisitions	45,803	3,430
Depreciation	(23,786)	(34,373)
Others	(2,500)	13,527
Ending balance	27,630	8,113
Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	24,082
Right of use assets Acquisitions	111,537
Depreciation	(29,064)	(2,417)
Others	0
Ending balance	106,555	24,082
Date of initial application IFRS-16 [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	775,007	842,022
Ending balance		775,007
Date of initial application IFRS-16 [member] | Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	341,767	340,107
Ending balance		341,767
Date of initial application IFRS-16 [member] | Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	171,112	209,455
Ending balance		171,112
Date of initial application IFRS-16 [member] | Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	215,828	219,877
Ending balance		215,828
Date of initial application IFRS-16 [member] | Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	14,105	20,555
Ending balance		14,105
Date of initial application IFRS-16 [member] | Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	8,113	25,529
Ending balance		8,113
Date of initial application IFRS-16 [member] | Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 24,082	26,499
Ending balance		₩ 24,082